Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Supplemental Consolidated Statement of Financial Position information Related to Leases	Supplemental Consolidated Statement of Financial Position information related to leases was as follows:

	December 31, 2023	December 31, 2022

Operating lease right of use assets	$425,884	$405,446

Current portion of operating lease liabilities	67,390	69,322
Non-current portion of operating lease liabilities	363,100	344,585
Total operating lease liabilities	$430,490	$413,907

Weighted average remaining lease term (years)	4.58	4.70
Weighted average discount rate	4.02%	3.71%

Schedule of Maturities of Operating Lease Liabilities
Maturities of operating lease liabilities for the next five years are as follows:

December 31, 2023
2024	$82,085
2025	69,950
2026	55,942
2027	42,081
2028	36,220
2029 and thereafter	$251,493
Total lease payments	$537,771
Less imputed interest	107,281
Total	$430,490